Trade and Other Receivables - Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses [Abstract]
Balance	$ 428,099	$ 489,792
Impairment during the year	562,755	(69,763)
Exchange differences	(22,532)	8,070
Balance	$ 968,322	$ 428,099